Janus Henderson Global Allocation Fund - Conservative Annual Fund Operating Expenses - Class D Shares [Member] - Janus Henderson Global Allocation Fund - Conservative	Jun. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any expenses of an underlying fund (acquired fund fees and expenses), shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.14% for at least a one-year period commencing on October 28, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
Class D
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.45%	[1]
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.08%)	[2]
Net Expenses (as a percentage of Assets)	0.71%	[2]

[1]	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Fund incurs as a result of investing in shares of an underlying fund. The Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[2]	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any expenses of an underlying fund (acquired fund fees and expenses), shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.14% for at least a one-year period commencing on October 28, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.